Income Taxes (Details) - Schedule of reconciliation of taxes at federal statutory rate to provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of taxes at federal statutory rate to provision for income taxes [Abstract]
Provision at statutory rate of 21%	$ 68,069	$ (2,964)
Non-deductible convertible debt interest expense	227	152
Non-deductible gain related to warrant conversions	(76,293)
State tax expense	(158)
Stock options	54	15
Transaction costs	(2,947)
Shares issued in connection with Commercial Matters Agreement (see Notes 3, 4, and 14)	2,100
Other	(102)	9
R&D tax credit	(193)
Change in valuation allowance	9,243	2,788
Total